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VIA EDGAR

February 1, 2023

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:     Morgan Stanley Institutional Fund Trust

          File Nos. 2-89729; 811-03980

Ladies and Gentlemen:

On behalf of Morgan Stanley Institutional Fund Trust (“Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectuses and statement of additional information contained in Post-Effective Amendment No. 218 to Registrant’s Registration Statement on Form N-1A, filed on January 27, 2023, constituting the most recent amendment to this Registration Statement (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on January 27, 2023, accession number 0001133228-23-000277.

If you have any questions, please feel free to contact me at 212.698.3526 (tel) or 212.698.3599 (fax).

Very truly yours,

/s/ Allison Fumai
Allison Fumai